Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE－ 14 INCOME TAXES

The provision for income taxes consisted of the following:

	Year ended March 31,
	2025	2024	2023

Current income tax expense	$-	$-	$115,373
Under / (over) provision for income taxes in prior financial years	16,830	(43,790)	-
	$16,830	$(43,790)	$115,373

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries are subject to taxes in the jurisdiction in which they operate, as follows:

BVI

iOThree Maritime Technologies Limited is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

iO3 Pte. Ltd’s operations are primarily conducted in Singapore and are therefore subject to Singaporean tax law at the corporate tax rate at 17% on the Company’s assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the year ended March 31, 2025, 2024 and 2023 are as follows:

	Year ended March 31,
	2025	2024	2023

(Loss) / profit before income taxes	$(213,685)	$(48,236)	$1,039,533
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(36,326)	(8,200)	176,721
Tax incentives	-	(28,995)	(33,747)
Tax effect of deductible contractual lease payment	(26,863)	(25,738)	(11,978)
Tax effect of non-deductible items	102,667	72,042	51,345
Tax exemptions in relating to newly incorporated company	-	(13,072)	(13,072)
Utilization of capital allowance	(39,478)	(37,962)	(19,668)
Under / (over) provision of income taxes in prior financial years, net	16,830	(43,790)	(22,917)
Others	-	41,925	(11,311)
	$16,830	$(43,790)	$115,373

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2025 and March 31, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the year ended March 31, 2025, 2024 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2025.